Investments (Tables)	12 Months Ended
Dec. 31, 2022
Investments [Abstract]
Investment Income

Net Investment Income
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2022	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
(Before tax)
Fixed maturities [1]	$620	$174	$243	$518
Equity securities	10	10	2	7
Mortgage loans	74	32	45	92
Policy loans	82	36	40	82
Limited partnerships and other alternative investments	168	259	216	130
Other [2]	(146)	1	1	13
Investment expense	(30)	(14)	(13)	(26)
Total net investment income	$778	$498	$534	$816
[1]    Includes net investment income on short-term investments and excludes amounts related to fixed maturities where the FVO was elected.
[2]    Includes income from derivatives that qualify for hedge accounting and hedge fixed maturities along with income on assets from the COLI block of business. Includes a portion of the change in funds withheld liability, due to the risk-free rate on the host contract on modified coinsurance.

Realized Gain (Loss) on Investments

Net Realized Capital Gains (Losses)
	Successor Company		Predecessor Company
	As Restated
	For the Year Ended December 31, 2022	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
(Before tax)
Gross gains on sales	$2	$14	$55	$166
Gross losses on sales	(532)	(20)	(8)	(32)
Net realized gains (losses) on sales of equity securities	5	19	—	—
Change in net unrealized gains (losses) on equity securities [1]	(24)	(2)	—	1
Net credit losses on fixed maturities, AFS	(1)	—	—	(1)
Change in ACL on mortgage loans	(3)	—	6	(8)
Intent-to-sell impairments	—	—	—	(6)
Change in fair value of fixed maturities, FVO	(21)
Change in fair value of LPs and other alternative investments, FVO	16
FIA embedded derivative	270
FIA hedging program	(247)
GMWB derivatives, net				82
Variable annuity macro hedge program	(1)	(67)	(243)	(414)
Transactional foreign currency revaluation	—	—	—	3
Non-qualifying foreign currency derivatives	7	5	(2)	(7)
Modified coinsurance reinsurance derivative contracts	809	15	22	(50)
Other, net [2]	(290)	16	(72)	192
Net realized capital losses	$(10)	$(20)	$(242)	$(74)
[1]     The net unrealized gains (losses) on equity securities included in net realized capital gains (losses) related to equity securities still held as of December 31, 2022, were $(24) for the year ended December 31, 2022 (Successor Company). The net unrealized gains (losses) on equity securities included in net realized capital gains (losses) related to equity securities still held as of December 31, 2021, were $(3) for the period of July 1, 2021 to December 31, 2021 (Successor Company). The net unrealized gains (losses) on equity securities included in net realized capital gains (losses) related to equity securities still held as of June 30, 2021 were $1 for the six months ended June 30, 2021 (Predecessor Company). The net unrealized gains (losses) on equity securities included in net realized capital gains (losses) related to equity securities still held as of December 31, 2020 were $4 for year ended December 31, 2020 (Predecessor Company).
[2] Includes gains (losses) on non-qualifying derivatives, excluding foreign currency derivatives, of $(303) for the year ended December 31, 2022 (Successor Company), $22 for the period of July 1, 2021 to December 31, 2021 (Successor Company), $(76) for the six months ended June 30, 2021 (Predecessor Company) and $199 for the year ended December 31, 2020 (Predecessor Company).
Debt Securities, Available-for-sale

Sales of AFS Securities
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2022	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020

Fixed maturities, AFS
Sale proceeds	$5,897	$2,372	$1,007	$1,789
Gross gains	2	14	55	165
Gross losses	(531)	(16)	(8)	(31)

Debt Securities, Available-for-sale, Allowance for Credit Loss

ACL on Fixed Maturities, AFS by Type for the Year Ended December 31, 2022 (Successor Company)
(Before tax)	Corporate	Total
Balance, beginning of period	$—	$—
Credit losses on fixed maturities where an allowance was not previously recorded	1	1
Write-offs charged against the allowance	(1)	(1)
Balance, end of period	$—	$—

ACL on Fixed Maturities, AFS by Type for the Period of July 1, 2021 to December 31, 2021 (Successor Company)
(Before tax)	Corporate	Total
Balance, beginning of period	$—	$—
Credit losses on fixed maturities where an allowance was not previously recorded	—	—
Balance, end of period	$—	$—

ACL on Fixed Maturities, AFS by Type for the Six Months Ended June 30, 2021 (Predecessor Company)
(Before tax)	Corporate	Total
Balance, beginning of period	$1	$1
Credit losses on fixed maturities where an allowance was not previously recorded	—	—
Balance, end of period	$1	$1

Schedule of Available-for-sale Securities Reconciliation

Fixed Maturities, AFS by Type
	Successor Company
	December 31, 2022					December 31, 2021
	Amortized Cost	ACL	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Amortized Cost	ACL	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
ABS	$276	$—	$—	$(22)	$254	$260	$—	$—	$(2)	$258
CLOs	703	—	—	(27)	676	945	—	—	(1)	944
CMBS	1,724	—	1	(211)	1,514	2,345	—	4	(14)	2,335
Corporate	12,565	—	2	(2,326)	10,241	13,380	—	50	(73)	13,357
Foreign government/government agencies	377	—	—	(62)	315	365	—	1	(4)	362
Municipal bonds	1,309	—	—	(269)	1,040	1,452	—	10	(6)	1,456
RMBS	503	—	—	(86)	417	818	—	—	(7)	811
U.S. Treasuries	1,232	—	—	(306)	926	1,421	—	28	(1)	1,448
Total fixed maturities, AFS	$18,689	$—	$3	$(3,309)	$15,383	$20,986	$—	$93	$(108)	$20,971

Investments Classified by Contractual Maturity Date

Fixed Maturities, AFS by Contractual Maturity Year
	Successor Company
	December 31, 2022		December 31, 2021
Contractual Maturity	Amortized Cost	Fair Value	Amortized Cost	Fair Value
One year or less	$445	$437	$341	$341
Over one year through five years	2,392	2,214	2,904	2,890
Over five years through ten years	4,438	3,732	5,248	5,241
Over ten years	8,209	6,140	8,125	8,151
Subtotal	15,484	12,523	16,618	16,623
Mortgage-backed, CLOs and ABS	3,205	2,860	4,368	4,348
Total fixed maturities, AFS	$18,689	$15,383	$20,986	$20,971

Fair Value, Concentration of Risk	As of December 31, 2022 (Successor Company), we are providing the top 25 investment concentrations, other than the U.S. government and certain U.S. government agencies and commercial mortgage loans, due to the size of our investment portfolio in comparison to our stockholder's equity as of December 31, 2022. As of December 31, 2021 (Successor Company), the Company did not have any credit concentration risk of a single issuer greater than 10% of the Company's stockholder's equity.

Top 25 Investment Holdings by Issuer	Market Value
Pacific Investment Management LLC	$347
Madison Capital Funding	195
Harbourvest	131
Bank of America	121
Twin Brook Capital Partners	104
Oracle Corporation	95
Whitehorse Liquidity Partners	91
Mitsubishi UFJ Financial Group	90
Citigroup	88
Mizuho Financial Group	87
J.P. Morgan & Co.	85
International Business Machines Corporation	84
Boeing Company	82
Goldman Sachs Group, Inc.	75
Wells Fargo & Company	74
Sumitomo Mitsui Financial Group	73
UnitedHealth Group Inc.	70
Walt Disney Company	70
Strategic Partners VIII L.P.	69
T-Mobile US, Inc	69
Deutsche Telekom International Finance B.V.	66
Amgen Inc.	65
Gridiron Capital Fund III LP	65
ING Group	63
Strategic Partners Touchdown Holdings L.P.	$62

Unrealized Gain (Loss) on Investments
Unrealized Losses on Fixed Maturities, AFS

Unrealized Loss Aging for Fixed Maturities, AFS by Type and Length of Time as of December 31, 2022
Successor Company
	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
ABS	$96	$(5)	$162	$(17)	$258	$(22)
CLOs	644	(27)	11	—	655	(27)
CMBS	819	(102)	682	(109)	1,501	(211)
Corporate	6,659	(1,544)	3,412	(782)	10,071	(2,326)
Foreign government/government agencies	185	(41)	128	(21)	313	(62)
Municipal	859	(219)	180	(50)	1,039	(269)
RMBS	123	(20)	293	(66)	416	(86)
U.S. Treasuries	864	(293)	63	(13)	927	(306)
Total fixed maturities, AFS in an unrealized loss position	$10,249	$(2,251)	$4,931	$(1,058)	$15,180	$(3,309)

Unrealized Loss Aging for Fixed Maturities, AFS by Type and Length of Time as of December 31, 2021
Successor Company
	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
ABS	$252	$(2)	$—	$—	$252	$(2)
CLOs	751	(1)	—	—	751	(1)
CMBS	961	(14)	—	—	961	(14)
Corporate	5,788	(73)	—	—	5,788	(73)
Foreign government/government agencies	173	(4)	—	—	173	(4)
Municipal	337	(6)	—	—	337	(6)
RMBS	537	(7)	—	—	537	(7)
U.S. Treasuries	217	(1)	—	—	217	(1)
Total fixed maturities, AFS in an unrealized loss position	$9,016	$(108)	$—	$—	$9,016	$(108)

Financing Receivable, Allowance for Credit Loss

ACL on Mortgage Loans
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2022	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020

Beginning balance	$12	$—	$17	$—
Cumulative effect of accounting changes [1]				9
Cumulative effect of pushdown accounting		12
Adjusted beginning balance ACL	12	12	17	9
Current period provision (release)	3	—	(6)	8
Ending balance	$15	$12	$11	$17
[1] Represents the establishment of an ACL due to the adoption of expected credit loss accounting guidance. Refer to Note 1 - Basis of Presentation and Significant Accounting Policies for additional information.

Financing Receivable Credit Quality Indicators

Mortgage Loans LTV & DSCR by Origination Year as of December 31, 2022 (Successor Company)
	2022		2021		2020		2019		2018		2017 & Prior		Total
Loan-to-Value	Amortized Cost	Avg. DSCR [2]	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost [1]	Avg. DSCR [2]
Greater than 80%	$54	—x	$—	—x	$—	—x	$—	—x	$—	—x	$41	2.09x	$95	2.09x
65% - 80%	10	2.02x	21	2.51x	14	2.79x	27	2.08x	116	1.28x	60	1.77x	248	1.71x
Less than 65%	461	2.47x	379	2.76x	166	2.65x	220	2.92x	181	2.14x	785	2.74x	2,192	2.67x
Total mortgage loans	$525	2.45x	$400	2.74x	$180	2.66x	$247	2.83x	$297	1.80x	$886	2.64x	$2,535	2.55x
[1]    As of December 31, 2022 (Successor Company), the amortized cost of mortgage loans excludes ACL of $15.
[2] Ratios exclude certain single family residential mortgage loans.

Mortgage Loans LTV & DSCR by Origination Year as of December 31, 2021 (Successor Company)
	2021		2020		2019		2018		2017		2016 & Prior		Total
Loan-to-Value	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost [1]	Avg. DSCR
65% - 80%	$7	2.37x	$18	2.62x	$25	1.55x	$43	1.00x	$41	1.94x	$37	1.23x	$171	1.60x
Less than 65%	378	2.68x	160	2.43x	234	2.89x	270	2.00x	235	2.27x	695	2.54x	1,972	2.50x
Total mortgage loans	$385	2.68x	$178	2.45x	$259	2.76x	$313	1.86x	$276	2.22x	$732	2.47x	$2,143	2.42x
[1] As of December 31, 2021 (Successor Company), the amortized cost of mortgage loans excludes ACL of $12.

Investment in Mortgage Loans on Real Estate

Mortgage Loans by Region
	Successor Company
	December 31, 2022		December 31, 2021
	Amortized Cost [1]	Percent of Total	Amortized Cost [1]	Percent of Total
East North Central	$74	2.9%	$78	3.6%
East South Central	32	1.3%	20	0.9%
Middle Atlantic	194	7.7%	152	7.1%
Mountain	185	7.3%	142	6.6%
New England	82	3.2%	87	4.1%
Pacific	535	21.1%	559	26.1%
South Atlantic	694	27.4%	627	29.3%
West South Central	180	7.1%	184	8.6%
Other [2]	559	22.0%	294	13.7%
Total mortgage loans	$2,535	100%	$2,143	100%
[1]    As of December 31, 2022 (Successor Company) and 2021 (Successor Company), the amortized cost of mortgage loans excludes ACL of $15 and $12, respectively.
[2]    Primarily represents loans collateralized by multiple properties in various regions.

Mortgage Loans by Property Type
	Successor Company
	December 31, 2022		December 31, 2021
	Amortized Cost [1]	Percent of Total	Amortized Cost [1]	Percent of Total
Commercial
Industrial	$787	31.0%	$711	33.2%
Multifamily	669	26.4%	590	27.5%
Office	383	15.1%	423	19.7%
Retail	443	17.5%	403	18.8%
Single Family	253	10.0%	16	0.8%
Total mortgage loans	$2,535	100%	$2,143	100%
[1]    As of December 31, 2022 (Successor Company) and 2021 (Successor Company), the amortized cost of mortgage loans excludes ACL of $15 and $12, respectively.

Offsetting Liabilities

Repurchase Agreements
	Successor Company
	December 31, 2022	December 31, 2021
	Fair Value	Fair Value
Repurchase agreements:
Gross amount of recognized liabilities for repurchase agreements	$564	$663
Gross amount of collateral pledged related to repurchase agreements [1]	$577	$679
Gross amount of recognized receivables for reverse repurchase agreements [2]	$7	$44
[1]    Collateral pledged is included within fixed maturities, AFS and short-term investments on the Company's Consolidated Balance Sheets.
[2]    Collateral received is included within short-term investments on the Company's Consolidated Balance Sheets.

Offsetting Derivative Assets and Liabilities
	(i)	(ii)	(iii) = (i) - (ii)		(iv)	(v) = (iii) - (iv)
			Net Amounts Presented on the Statement of Financial Position		Collateral Disallowed for Offset on the Statement of Financial Position
	Gross Amounts of Recognized Assets (Liabilities)	Gross Amounts Offset on the Statement of Financial Position	Derivative Assets [1] (Liabilities) [2]	Accrued Interest and Cash Collateral (Received) [3] Pledged [2]	Financial Collateral (Received) Pledged [4]	Net Amount
As of December 31, 2022 (Successor Company)
Other investments	$529	$446	$195	$(112)	$68	$15
Other liabilities	(300)	(195)	34	(139)	(103)	(2)
As of December 31, 2021 (Successor Company)
Other investments	$176	$162	$43	$(29)	$5	$9
Other liabilities	(385)	(134)	(252)	1	(251)	—
[1]    Included in other invested assets on the Company's Consolidated Balance Sheets.
[2]    Included in other liabilities on the Company's Consolidated Balance Sheets and is limited to the net derivative payable associated with each counterparty.
[3]    Included in other investments on the Company's Consolidated Balance Sheets and is limited to the net derivative receivable associated with each counterparty.
[4]    Excludes collateral associated with exchange-traded derivative instruments.